Note 12 - Industry Segment Data (Tables)	12 Months Ended
Mar. 31, 2026
Notes Tables
Segment Reporting [Table Text Block]
	For the Twelve Months Ended March 31, 2026
	Flat-roll	Tubular	Other	Total
Net Sales	$596,130	$50,783	$—	$646,913
Cost and expenses:
Cost of materials sold	483,904	34,792	—	518,696
Processing and warehousing expense	33,066	8,656	—	41,722
Delivery expense	27,712	686	—	28,398
Commercial expense	12,422	837	—	13,259
Depreciation and amortization	3,374	237	213	3,824
General corporate expenses	—	—	15,363	15,363
	560,478	45,208	15,576	621,262
EARNINGS (LOSS) FROM OPERATIONS:	35,652	5,575	(15,576)	25,651
Fair value adjustment of contingent consideration				1,420
Gain on economic hedges of risk				3,412
Interest expense				(4,104)
Other income (expense)				(7)
TOTAL EARNINGS BEFORE INCOME TAXES				$26,372

	For the Twelve Months Ended March 31, 2025
	Flat-roll	Tubular	Other	Total
Net Sales	$404,644	$39,956	$—	$444,600
Cost and expenses:
Cost of materials sold	334,426	31,222	—	365,648
Processing and warehousing expense	24,544	8,933	—	33,477
Delivery expense	22,563	665	—	23,228
Commercial expense	6,301	755	—	7,056
Depreciation and amortization	2,869	304	118	3,291
General corporate expenses	—	—	9,115	9,115
	390,703	41,879	9,233	441,815
Gain (loss) on disposal of property, plant and equipment	(222)	480	—	258
EARNINGS (LOSS) FROM OPERATIONS:	13,719	(1,443)	(9,233)	3,043
Gain on economic hedges of risk				7,598
Interest expense				(2,953)
Other income				5
TOTAL EARNINGS BEFORE INCOME TAXES				$7,693

	Year Ended March 31,
	2026	2025
IDENTIFIABLE ASSETS:
Flat-roll	$301,528	$204,890
Tubular	28,822	16,792
	330,350	221,682
General corporate assets	6,460	5,140
TOTAL ASSETS	$336,810	$226,822

CAPITAL EXPENDITURES:
Flat-roll	$6,150	$3,823
Tubular	1,011	179
Corporate and other	—	—
TOTAL CAPITAL EXPENDITURES	$7,161	$4,002